Capital assets - Change in Vermilion's capital assets (Details) - CAD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Capital assets [Line Items]
Balance at January 1				$ 3,107,104	$ 3,107,104
Impairment reversal	$ 17,700	$ 16,700	$ 460,400	492,200
Balance at December 31	4,824,195				4,824,195	$ 3,107,104
Property, plant and equipment	4,824,195				4,824,195	3,107,104
Capital assets [Member]
Disclosure of Capital assets [Line Items]
Balance at January 1				3,107,104	3,107,104	5,015,620
Acquisitions					180,806	24,430
Additions					339,390	352,481
Increase in right-of-use assets					551	5,245
Transfers from exploration and evaluation assets					11,495
Impairment reversal					1,302,619	(1,682,344)
Depletion and depreciation					(538,704)	(517,734)
Changes in asset retirement obligations					528,714	(200,454)
Foreign exchange					(107,780)	109,860
Balance at December 31	4,824,195				4,824,195	3,107,104
Property, plant and equipment	4,824,195				4,824,195	3,107,104
Capital assets [Member] | Cost
Disclosure of Capital assets [Line Items]
Balance at January 1				9,863,537	9,863,537
Balance at December 31	10,849,047				10,849,047	9,863,537
Property, plant and equipment	10,849,047				10,849,047	9,863,537
Capital assets [Member] | Accumulated depletion, depreciation, and impairment
Disclosure of Capital assets [Line Items]
Balance at January 1				$ (6,756,433)	(6,756,433)
Balance at December 31	(6,024,852)				(6,024,852)	(6,756,433)
Property, plant and equipment	$ (6,024,852)				$ (6,024,852)	$ (6,756,433)